SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“GAAP”). The Company’s functional and reporting currency is the Canadian dollar. The significant accounting policies are summarized below:

	a)	Accounting Standards Codification

On October 1, 2009, the Company adopted changes issued by the FASB to the authoritative hierarchy of GAAP. These changes establish the ASC as the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in conformity with GAAP. Rules and interpretive releases of the Securities and Exchange Commission (SEC) under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The FASB will no longer issue new standards in the form of Statements, FASB Staff Positions, or Emerging Issues Task Force Abstracts; instead the FASB will issue Accounting Standards Updates (“ASU”). ASU will not be authoritative in their own right as they will only serve to update the ASC. These changes do not change GAAP. Other than the manner in which new accounting guidance is referenced, the adoption of these changes had no impact on the Company’s financial statements.

b)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with maturity of three months or less at the time of issuance to be cash equivalents. As at December 31, 2011 and 2010 the Company has only cash on deposit.

c)	Mineral Claim Payments and Exploration Expenditures

The Company is engaged in the acquisition and exploration of mineral properties. Mineral property exploration costs are expensed as incurred. Acquisition costs are initially capitalized when incurred. The Company assesses the carrying amount of mineral property assets for impairment under the FASB ASC topic 360 at each fiscal quarter end. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves, the costs subsequently incurred to develop such properties are capitalized. Upon commercial production the carrying value will be amortized using the units-of-production method over the established life of the proven and probable reserves. If mineral properties are subsequently abandoned or impaired, any non-recoverable amount will be charged to operations.

d)	Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions of future events that affect the reported amounts of assets and liabilities and disclosure of contingent liabilities at the date of the financial statements, and the reported amounts of revenues and expenses for the reporting period. Significant areas requiring the use of management estimates relate to allocations of expenditures to resource property interests, mineral property carrying values, deferred tax disclosures, asset impairment tests, and determination of fair value transactions involving common stock, warrants, options, derivative liabilities, deferred tax balances and valuation allowances. Financial results as determined by actual events could differ from those estimates.

e)	Equipment

Equipment is stated at cost less accumulated depreciation. Depreciation is calculated using the declining balance method as follows:

Office furniture	20% on declining balance basis
Computer equipment	30% on declining balance basis

f)	Environmental and reclamation obligation

Environmental expenditures that relate to current operations are charged to operations or capitalized as appropriate. Expenditures that relate to an existing condition caused by past operations, and which do not contribute to current or future revenue generation, are charged to operations. Liabilities are recorded when environmental assessments and/or remedial efforts are probable, and the cost can be reasonably estimated. Generally, the timing of these accruals coincides with the earlier of completion of a feasibility study or the Company’s commitments to plan of action based on the then known facts.

g)	Foreign Currency Translation

The functional currency of the Company is Canadian dollars and these financial statements are presented in Canadian dollars unless otherwise noted. Foreign denominated monetary assets and liabilities are translated to their Canadian dollar equivalents using foreign exchange rates in effect at the balance sheet date. Non- monetary items are translated at historical exchange rates, except for items carried at market value, which are translated at the rate of exchange in effect at the balance sheet date. Revenues and expenses are translated at average rates of exchange during the year. Exchange gains and losses arising on foreign currency translation are included in the determination of operating results for the period.

h)	Financial Instruments and Risk Management

The Company’s financial instruments consist of cash, other receivables, accounts payable, loans payable and amounts due to related parties. Unless otherwise noted, it is management’s opinion that the Company is not exposed to significant interest or credit risks arising from these financial instruments. The fair value of the Company’s current assets and current liabilities are estimated by management to approximate their carrying values based on the immediate or short-term maturity of these instruments.

Foreign Exchange Risk

The Company is subject to foreign exchange risk for purchases denominated in foreign currencies. The Company operates outside of the U.S. primarily in Canada and Brazil and is exposed to foreign currency risk due to the fluctuation between the currency in which the Company operates and the United States Dollars. Foreign currency risk arises from the fluctuation of foreign exchange rates and the degree of volatility of these rates relative to the United States dollar.

Fair Value of Financial Instruments

The Company accounts for the fair value measurement and disclosure of financial instruments in accordance with FASB ASC topic 820 which requires a publicly traded company to include disclosures about the fair value of its financial instruments. Such disclosures include the fair value of all financial instruments, for which it is practicable to estimate that value, whether recognized or not in the statement of financial position. The related carrying amount of these financial instruments the valuation method(s) and significant assumptions used to estimate the fair value are disclosed in Note 11.

i)	Income Taxes

Income taxes are accounted for under the asset and liability method as stipulated by ASC 740. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of assets and liabilities and their respective tax basis together with information on operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the year in which those temporary differences are expected to be reversed or settled. Under ASC 740, the effect on deferred tax assets and liabilities or a change in tax rate is recognized in income in the period that includes the enactment date. Deferred tax assets are reduced to estimated amounts to be realized by the use of a valuation allowance. A valuation allowance is applied when, in management’s view, it is more likely than not that such deferred tax will not be utilized.

In the event that an uncertain tax position exists in which the Company could incur income taxes, penalties or interest, the Company would evaluate whether there is a probability that the uncertain tax position taken would be sustained upon examination by the taxing authorities. Reserves for uncertain tax positions would then be recorded if the Company determined it is probable that a position would not be sustained upon examination or if a payment would have to be made to a taxing authority and the amount is reasonably estimable. As of December 31, 2011, the Company does not believe it has any uncertain tax positions that would result in the Company having a liability to the taxing authorities.

j)	Stock Based Compensation

The Company has a stock-based compensation plan which is described more fully in Note 7. The Company measures the compensation cost of stock options and other stock-based awards to employees and directors at fair value at the grant date and recognizes compensation expense over the requisite service period for awards expected to vest.

Except for transactions with employees and directors, all transactions in which goods or services are the consideration received for the issuance of equity instruments, are accounted for based on the fair value of the consideration received or the fair value of the equity instruments issued, whichever is more reliably measurable. Additionally, the Company has determined that the dates used to value the transaction are either:

	(1)	The date at which a commitment for performance by the counter party to earn the equity instruments is established; or
	(2)	The date at which the counter party’s performance is complete.

k)	Basic and Diluted Loss Per Share

Basic net loss per share is computed by dividing the net loss attributable to the common stockholders by the weighted average number of shares of common stock outstanding during the reporting period. Diluted net income per common share includes the dilution that could occur upon the exercise of options and warrants to acquire common stock, computed using the treasury stock method which assumes that the increase in the number of shares is reduced by the number of shares that the Company could have repurchased with the proceeds from the exercise of options and warrants (which are assumed to have been made at the average market price of the common shares during the reporting period).

l)	Recently adopted accounting policies

The Company has implemented all new accounting pronouncements that are in effect and that may impact its financial statements and does not believe that there are any other new accounting pronouncements that have been issued that might have a material impact on its financial statements.